Annual Operating Expenses {- Fidelity® Nordic Fund} - 10.31 Targeted International Funds Retail Combo PRO-21 - Fidelity® Nordic Fund - Fidelity Nordic Fund-Default	Dec. 30, 2021
Operating Expenses:
Management fee	0.67%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.25%
Total annual operating expenses	0.92%